Earnings Per Share - SBH (Schedule Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Numerator
Net (loss) income from continuing operations attributable to controlling interest	$ (34.0)	$ 382.9	$ (32.6)	$ 40.2	$ (4.8)	$ (21.0)	$ (30.6)	$ (34.2)	$ 356.5	$ (90.6)	$ (59.1)
(Loss) income from discontinued operations attributable to controlling interest	(81.9)	22.7	3.7	467.3	(21.5)	23.1	(51.4)	246.4	411.8	196.6	(139.7)
Net (loss) income attributable to controlling interest	$ (115.9)	$ 405.6	$ (28.9)	$ 507.5	$ (26.3)	$ 2.1	$ (82.0)	$ 212.2	$ 768.3	$ 106.0	$ (198.8)
Denominator
Weighted average shares outstanding - basic									36.9	32.2	32.0
Dilutive shares									0.1
Weighted average shares outstanding - diluted									37.0	32.2	32.0
Earnings per share
Basic earnings per share from continuing operations	$ (0.68)	$ 11.69	$ (1.00)	$ 1.24	$ (0.14)	$ (0.65)	$ (0.95)	$ (1.05)	$ 9.64	$ (2.81)	$ (1.85)
Basic earnings per share from discontinued operations	(1.63)	0.69	0.11	14.45	(0.67)	0.72	(1.59)	7.62	11.15	6.10	(4.36)
Basic earnings per share	(2.31)	12.38	(0.89)	15.69	(0.81)	0.07	(2.54)	6.57	20.79	3.29	(6.21)
Diluted earnings per share from continuing operations	(0.68)	11.68	(1.00)	1.23	(0.14)	(0.65)	(0.95)	(1.05)	9.62	(2.81)	(1.85)
Diluted earnings per share from discontinued operations	(1.63)	0.69	0.11	14.32	(0.67)	0.72	(1.59)	7.62	11.12	6.10	(4.36)
Diluted earnings per share	$ (2.31)	$ 12.37	$ (0.89)	$ 15.55	$ (0.81)	$ 0.07	$ (2.54)	$ 6.57	$ 20.74	$ 3.29	$ (6.21)
Weighted average number of anti-dilutive shares excluded from denominator										0.4	0.5